Property, plant and equipment - Disclosure of property plant and equipment (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 39,853,000,000
Property, plant and equipment, ending balance	43,913,000,000	£ 39,853,000,000
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	57,434,000,000	56,995,000,000
Exchange adjustments	2,232,000,000	(3,187,000,000)
Additions	4,015,000,000	3,901,000,000
Disposals	(595,000,000)	(287,000,000)
Reclassifications	(10,000,000)	12,000,000
Property, plant and equipment, ending balance	63,076,000,000	57,434,000,000
Property, plant and equipment, assets retired from active use and not classified as held for sale		51,000,000
Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(17,581,000,000)	(17,170,000,000)
Exchange adjustments	(545,000,000)	759,000,000
Disposals	536,000,000	242,000,000
Reclassifications	0	(20,000,000)
Depreciation charge for the year	(1,573,000,000)	(1,392,000,000)
Property, plant and equipment, ending balance	(19,163,000,000)	(17,581,000,000)
Property, plant and equipment, assets retired from active use and not classified as held for sale		51,000,000
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,256,000,000
Property, plant and equipment, ending balance	2,560,000,000	2,256,000,000
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,930,000,000	2,979,000,000
Exchange adjustments	114,000,000	(169,000,000)
Additions	34,000,000	38,000,000
Disposals	(35,000,000)	(16,000,000)
Reclassifications	295,000,000	98,000,000
Property, plant and equipment, ending balance	3,338,000,000	2,930,000,000
Land and buildings | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(674,000,000)	(684,000,000)
Exchange adjustments	(19,000,000)	28,000,000
Disposals	7,000,000	10,000,000
Reclassifications	1,000,000	0
Depreciation charge for the year	(93,000,000)	(28,000,000)
Property, plant and equipment, ending balance	(778,000,000)	(674,000,000)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	32,976,000,000
Property, plant and equipment, ending balance	36,589,000,000	32,976,000,000
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	49,374,000,000	49,231,000,000
Exchange adjustments	2,001,000,000	(2,862,000,000)
Additions	391,000,000	430,000,000
Disposals	(357,000,000)	(216,000,000)
Reclassifications	2,974,000,000	2,791,000,000
Property, plant and equipment, ending balance	54,383,000,000	49,374,000,000
Plant and machinery | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(16,398,000,000)	(15,996,000,000)
Exchange adjustments	(501,000,000)	695,000,000
Disposals	335,000,000	199,000,000
Reclassifications	(1,000,000)	(20,000,000)
Depreciation charge for the year	(1,229,000,000)	(1,276,000,000)
Property, plant and equipment, ending balance	(17,794,000,000)	(16,398,000,000)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,273,000,000
Property, plant and equipment, ending balance	4,425,000,000	4,273,000,000
Property, plant and equipment, expenditures recognised in course of its construction	150,000,000	0
Proceeds from termination fees received	13,000,000
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,273,000,000	3,951,000,000
Exchange adjustments	70,000,000	(89,000,000)
Additions	3,533,000,000	3,358,000,000
Disposals	(159,000,000)	(21,000,000)
Reclassifications	(3,292,000,000)	(2,926,000,000)
Property, plant and equipment, ending balance	4,425,000,000	4,273,000,000
Assets in the course of construction | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Exchange adjustments	0	0
Disposals	150,000,000	0
Reclassifications	0	0
Depreciation charge for the year	(150,000,000)	0
Property, plant and equipment, ending balance	0	0
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	348,000,000
Property, plant and equipment, ending balance	339,000,000	348,000,000
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	857,000,000	834,000,000
Exchange adjustments	47,000,000	(67,000,000)
Additions	57,000,000	75,000,000
Disposals	(44,000,000)	(34,000,000)
Reclassifications	13,000,000	49,000,000
Property, plant and equipment, ending balance	930,000,000	857,000,000
Motor vehicles and office equipment | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(509,000,000)	(490,000,000)
Exchange adjustments	(25,000,000)	36,000,000
Disposals	44,000,000	33,000,000
Reclassifications	0	0
Depreciation charge for the year	(101,000,000)	(88,000,000)
Property, plant and equipment, ending balance	£ (591,000,000)	(509,000,000)
KeySpan | Cost
Changes in property, plant and equipment [abstract]
Disposals		(334,000,000)
KeySpan | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Disposals		£ (334,000,000)